Share-based compensation - Disclosure of maturity analysis of available share options outstanding (Details) - Stock option plans - € / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 3.92	€ 3.44	€ 5.02
Available shares options outstanding (in shares)	11,526,206	12,472,045	8,550,802
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 3.92
Available shares options outstanding (in shares)	0	43,655
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 2.71
Available shares options outstanding (in shares)	8,500	14,500
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 2.85
Available shares options outstanding (in shares)	202,375	551,475
2029
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 3.05
Available shares options outstanding (in shares)	892,400	1,596,166
2032
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 6.47
Available shares options outstanding (in shares)	2,040,211	2,339,974
2033
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 5.25
Available shares options outstanding (in shares)	2,633,205	3,005,809
2034
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 2.62
Available shares options outstanding (in shares)	3,991,655	4,920,466
2035
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in euro per share)	€ 2.49
Available shares options outstanding (in shares)	1,757,860	0